Leases - Movement in right-of-use assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jul. 01, 2019	Jun. 30, 2019
Disclosure of quantitative information about right-of-use assets [line items]
At 30 June 2019				£ 230
Adoption of IFRS16			£ 236
Beginning balance	£ 577
Exchange differences	(39)	£ (1)
Additions	56	206
Increase(Decrease) Through Transfer Right-Of-Use-Assets	(67)
Acquisitions	8
Disposals		(2)
Depreciation	(92)	(92)
Ending balance	443	577
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
At 30 June 2019				2
Adoption of IFRS16			173
Beginning balance	269
Exchange differences	(21)	(3)
Additions	33	150
Increase(Decrease) Through Transfer Right-Of-Use-Assets	(1)
Acquisitions	8
Disposals		(2)
Depreciation	(58)	(51)
Ending balance	230	269
Plant and equipment
Disclosure of quantitative information about right-of-use assets [line items]
At 30 June 2019				228
Adoption of IFRS16			63
Beginning balance	276
Exchange differences	(18)	2
Additions	23	24
Increase(Decrease) Through Transfer Right-Of-Use-Assets	(63)
Acquisitions	0
Disposals		0
Depreciation	(34)	(41)
Ending balance	184	276
Under construction
Disclosure of quantitative information about right-of-use assets [line items]
At 30 June 2019				£ 0
Adoption of IFRS16			£ 0
Beginning balance	32
Exchange differences	0	0
Additions	0	32
Increase(Decrease) Through Transfer Right-Of-Use-Assets	(3)
Acquisitions	0
Disposals		0
Depreciation	0	0
Ending balance	£ 29	£ 32